Financial Investments - Contractual maturities and weighted average yields of investment debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Amortised cost	$ 404,111	$ 384,280
Financial assets	2,471,203	2,433,785
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	344,767
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	62,666
Debt securities
Disclosure of financial assets [line items]
Financial assets	62,666	52,919
Debt securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	246,371
Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	61,987
US Treasury
Disclosure of financial assets [line items]
Amortised cost	54,941	41,427
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	21,058	18,691
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	12,867	10,998
UK Government
Disclosure of financial assets [line items]
Amortised cost	20,576	17,817
Hong Kong Government
Disclosure of financial assets [line items]
Amortised cost	49,956	52,269
Other governments
Disclosure of financial assets [line items]
Amortised cost	142,495	134,766
Asset-backed securities
Disclosure of financial assets [line items]
Amortised cost	3,579	6,187
Corporate debt and other securities
Disclosure of financial assets [line items]
Amortised cost	97,286	$ 99,136
Up to 1 year | Debt securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	61,338
Financial assets	61,598
Up to 1 year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	2,519
Financial assets	2,519
Up to 1 year | US Treasury | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 947
Yield	1.60%
Up to 1 year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 34
Yield	4.20%
Up to 1 year | US Government agencies | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | US Government-sponsored entities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1,361
Yield	3.20%
Up to 1 year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 50
Yield	2.20%
Up to 1 year | UK Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 856
Yield	0.90%
Up to 1 year | Hong Kong Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 456
Yield	1.30%
Up to 1 year | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 8
Yield	4.90%
Up to 1 year | Other governments | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 45,390
Yield	1.50%
Up to 1 year | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 329
Yield	1.80%
Up to 1 year | Asset-backed securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 16
Yield	5.90%
Up to 1 year | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | Corporate debt and other securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 12,312
Yield	1.80%
Up to 1 year | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,098
Yield	3.20%
1 to 5 years | Debt securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 122,568
Financial assets	124,075
1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	10,086
Financial assets	10,086
1 to 5 years | US Treasury | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 33,220
Yield	2.10%
1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 53
Yield	4.80%
1 to 5 years | US Government agencies | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 74
Yield	2.10%
1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 18
Yield	3.90%
1 to 5 years | US Government-sponsored entities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1,268
Yield	2.60%
1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 389
Yield	2.70%
1 to 5 years | UK Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 5,988
Yield	1.10%
1 to 5 years | Hong Kong Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 551
Yield	1.30%
1 to 5 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 24
Yield	1.60%
1 to 5 years | Other governments | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 48,549
Yield	2.80%
1 to 5 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 470
Yield	2.60%
1 to 5 years | Asset-backed securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 25
Yield	0.00%
1 to 5 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 to 5 years | Corporate debt and other securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 32,893
Yield	2.00%
1 to 5 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 9,132
Yield	3.40%
5 to 10 years | Debt securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 35,826
Financial assets	36,194
5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	16,065
Financial assets	16,065
5 to 10 years | US Treasury | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 14,396
Yield	2.30%
5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 1
Yield	1.00%
5 to 10 years | US Government agencies | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 10
Yield	3.80%
5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 26
Yield	3.60%
5 to 10 years | US Government-sponsored entities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,240
Yield	2.80%
5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 163
Yield	2.60%
5 to 10 years | UK Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 5,472
Yield	0.60%
5 to 10 years | Hong Kong Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 63
Yield	3.00%
5 to 10 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 9
Yield	1.30%
5 to 10 years | Other governments | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 8,701
Yield	2.30%
5 to 10 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 451
Yield	2.90%
5 to 10 years | Asset-backed securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 381
Yield	2.70%
5 to 10 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
5 to 10 years | Corporate debt and other securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,563
Yield	2.30%
5 to 10 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 15,415
Yield	3.40%
Over 10 years | Debt securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 24,470
Financial assets	24,504
Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	33,317
Financial assets	33,317
Over 10 years | US Treasury | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,376
Yield	3.10%
Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 152
Yield	4.00%
Over 10 years | US Government agencies | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 9,707
Yield	2.90%
Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 11,025
Yield	2.60%
Over 10 years | US Government-sponsored entities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 4,309
Yield	3.20%
Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,087
Yield	3.00%
Over 10 years | UK Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 859
Yield	4.40%
Over 10 years | Hong Kong Government | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Over 10 years | Hong Kong Government | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 7
Yield	1.50%
Over 10 years | Other governments | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 1,489
Yield	2.60%
Over 10 years | Other governments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 744
Yield	4.10%
Over 10 years | Asset-backed securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 3,156
Yield	2.10%
Over 10 years | Asset-backed securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2
Yield	7.40%
Over 10 years | Corporate debt and other securities | Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Amortised cost	$ 2,574
Yield	3.10%
Over 10 years | Corporate debt and other securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 18,300
Yield	3.60%